PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2022
PRINCIPAL ACTIVITIES AND ORGANIZATION
Schedule of principal subsidiaries and consolidated VIE

As of December 31, 2022, the Company’s principal subsidiaries and consolidated VIE are as follows:

Company name	Place of incorporation	Date of incorporation	Equity interest/economic interest held	Principal activities and place of operation
Principal subsidiaries
Techfish Limited	Hong Kong, China	February 14, 2014	100%	Investment holding in Hong Kong
Beijing Glory Wolf Co., Ltd. (the “WFOE”)	Beijing, China	May 7, 2014	100%	Management consultancy and technical services in the PRC
VIE
Beijing Huapin Borui Network Technology Co., Ltd. (“Huapin”)	Beijing, China	December 25, 2013	100%	Online recruitment services in the PRC

Schedule of variable interest entities

	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	864,851	1,020,243
Short-term investments	864,557	1,244,243
Accounts receivable, net	1,002	2,253
Amounts due from Group companies	86,989	136,757
Amounts due from related parties	6,615	5,714
Prepayments and other current assets	487,598	528,908
Total current assets	2,311,612	2,938,118
Non-current assets
Property, equipment and software, net	368,381	688,578
Intangible assets, net	458	368
Right-of-use assets, net	301,288	281,913
Other non-current assets	4,000	4,000
Total non-current assets	674,127	974,859
Total assets	2,985,739	3,912,977
LIABILITIES
Current liabilities
Accounts payable	52,938	185,211
Deferred revenue	1,958,570	2,058,569
Other payables and accrued liabilities	626,151	576,189
Amounts due to Group companies	27,223	14,876
Operating lease liabilities, current	124,464	146,359
Total current liabilities	2,789,346	2,981,204
Non-current liabilities
Operating lease liabilities, non-current	178,844	141,096
Deferred tax liabilities	—	9,427
Total non-current liabilities	178,844	150,523
Total liabilities	2,968,190	3,131,727

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Total revenues	1,944,359	4,259,128	4,498,131
Cost of revenues	(232,261)	(554,575)	(750,932)
Net ( loss )/income	(303,061)	551,133	117,298

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash generated from operating activities	494,187	1,717,104	893,078
Net cash used in investing activities	(632,568)	(591,213)	(702,542)
Net cash generated from/(used in) financing activities	260,484	(444,239)	(35,144)
Net increase in cash and cash equivalents	122,103	681,652	155,392
Cash and cash equivalents at beginning of the year	61,096	183,199	864,851
Cash and cash equivalents at end of the year	183,199	864,851	1,020,243